Equity - Shareholders' composition (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Shareholders' composition:
Number of shares	101,017,081,114	99,444,132,192
% of Equity Holding (in percentage)	100.00%	100.00%
Sociedad Administradora de la Obligacion Subordinada SAOS S.A.
Shareholders' composition:
Number of shares	28,593,701,789	28,593,701,789
% of Equity Holding (in percentage)	28.31%	28.75%
LQ Inversiones Financieras S.A.
Shareholders' composition:
Number of shares	27,460,203,382	26,733,861,635
% of Equity Holding (in percentage)	27.18%	26.88%
Sociedad Matriz del Banco de Chile S.A.
Shareholders' composition:
Number of shares	12,138,573,251	12,138,567,444
% of Equity Holding (in percentage)	12.02%	12.21%
Other minority shareholders
Shareholders' composition:
Number of shares	32,824,602,692	31,978,001,324
% of Equity Holding (in percentage)	32.49%	32.16%